American Century Investments®
Quarterly Portfolio Holdings
Avantis® All International Markets Equity ETF (AVNM)
November 30, 2025

Avantis All International Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Equity ETF(2)	996,087	76,499,482
Avantis Emerging Markets Small Cap Equity ETF(2)	27,856	1,762,483
Avantis Emerging Markets Value ETF	794,551	46,107,794
Avantis International Equity ETF(2)	2,118,889	171,524,065
Avantis International Large Cap Value ETF	1,244,332	86,817,044
Avantis International Small Cap Equity ETF(2)	36,442	2,505,489
Avantis International Small Cap Value ETF	381,067	35,321,100
		420,537,457
TOTAL UNDERLYING FUNDS (Cost $349,199,144)		420,537,457
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	458,879	458,879
State Street Navigator Securities Lending Government Money Market Portfolio(3)	10,812,750	10,812,750
TOTAL SHORT-TERM INVESTMENTS (Cost $11,271,629)		11,271,629
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $360,470,773)		431,809,086
OTHER ASSETS AND LIABILITIES — (2.6)%		(10,803,359)
TOTAL NET ASSETS — 100.0%		$421,005,727

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,617,083. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,851,794, which includes securities collateral of $39,044.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of Avantis exchange-traded funds (the underlying funds). The underlying funds represent a broadly diversified basket of equity securities. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended November 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Emerging Markets Equity ETF(2)	$61,108	$11,270	$718	$4,839	$76,499	996	$285	—
Avantis Emerging Markets Small Cap Equity ETF(2)	—	1,791	12	(17)	1,762	28	—	—
Avantis Emerging Markets Value ETF	39,201	5,715	460	1,652	46,108	795	155	—
Avantis International Equity ETF(2)	139,800	25,840	1,675	7,559	171,524	2,119	545	—
Avantis International Large Cap Value ETF	70,309	12,923	835	4,420	86,817	1,244	283	—
Avantis International Small Cap Equity ETF(2)	—	2,456	15	65	2,506	36	—	—
Avantis International Small Cap Value ETF	30,523	2,694	323	2,427	35,321	381	142	—
	$340,941	$62,689	$4,038	$20,945	$420,537	5,599	$1,410	—
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.